UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10527
                                                     ---------

                      UBS Equity Opportunity Fund II L.L.C.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)





                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                     UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007


                                    CONTENTS


       Statement of Assets, Liabilities and Members' Capital...............    1

       Statement of Operations.............................................    2

       Statements of Changes in Members' Capital...........................    3

       Statement of Cash Flows.............................................    4

       Notes to Financial Statements.......................................    5

       Schedule of Portfolio Investments ..................................   12

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $286,549,480)      $ 449,107,187
Cash and cash equivalents                                              5,889,839
Advanced subscriptions in Investment Funds                            11,500,000
Receivable from Investment Funds                                      10,500,000
Interest receivable                                                       26,004
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         477,023,030
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                20,213,035
   Administrator fee                                                     496,953
   Administration fee                                                    135,812
   Professional fees                                                     104,466
   Other                                                                  86,216
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     21,036,482
--------------------------------------------------------------------------------

NET ASSETS                                                         $ 455,986,548
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $ 293,428,841
Accumulated net unrealized appreciation on investments               162,557,707
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $ 455,986,548
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                              $ 202,792
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 202,792
--------------------------------------------------------------------------------

EXPENSES

Administrator fee                                                     2,770,576
Administration fee                                                      242,231
Professional fees                                                       116,072
Loan interest                                                           105,323
Other                                                                   141,288
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        3,375,490
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (3,172,698)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized loss from investments                                     (297,494)
Change in net unrealized appreciation/depreciation
   from investments                                                  47,310,925
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    47,013,431
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                         $ 43,840,733
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                       UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------------------------------------

                                                                UBS FUND
                                                             ADVISOR, L.L.C.             MEMBERS                   TOTAL
-----------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                           $ 1,454,440             $ 356,252,838             $ 357,707,278

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                (144)               (5,846,722)               (5,846,866)
  Net realized gain from investments                                  843                14,604,785                14,605,628
  Change in net unrealized
          appreciation/depreciation from investments                1,988                32,173,605                32,175,593
Incentive allocation                                            2,045,949                (2,045,949)                        -
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                  2,048,636                38,885,719                40,934,355
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                  -                66,436,370                66,436,370
  Members' withdrawals                                         (1,457,511)              (47,637,714)              (49,095,225)
  Offering costs                                                       (1)                  (12,698)                  (12,699)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                               (1,457,512)               18,785,958                17,328,446
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                         $ 2,045,564             $ 413,924,515             $ 415,970,079
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS

Pro rata allocation:
  Net investment loss                                                (610)               (3,172,088)               (3,172,698)
  Net realized loss from investments                                  (55)                 (297,439)                 (297,494)
  Change in net unrealized
       appreciation/depreciation from investments                  61,824                47,249,101                47,310,925
Incentive allocation                                            2,093,716                (2,093,716)                        -
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                  2,154,875                41,685,858                43,840,733
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                  -                18,412,207                18,412,207
  Members' withdrawals                                         (2,019,638)              (20,213,035)              (22,232,673)
  Offering costs                                                        -                    (3,798)                   (3,798)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                               (2,019,638)               (1,804,626)               (3,824,264)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                             $ 2,180,801             $ 453,805,747             $ 455,986,548
------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Members' capital derived from operations            $43,840,733
Adjustments to reconcile net increase in Members'
    capital derived from operations to net cash provided
    by operating activities
Purchases of investments                                            (10,000,000)
Proceeds from disposition of investments                             14,202,506
Net realized gain from investments                                      297,494
Change in net unrealized appreciation/depreciation
    from investments                                                (47,310,925)
Changes in assets and liabilities:
   (Increase) Decrease in assets:
      Receivable from Investment Funds                               44,515,058
      Advanced subscriptions in Investment Funds                     (7,500,000)
      Interest receivable                                               (23,111)
      Other assets                                                        1,610
    Increase (decrease) in payables:
      Administrator fee                                                  32,210
      Administration fee                                                 54,805
      Professional fees                                                 (94,101)
      Loan interest                                                     (65,664)
      Other                                                              10,031
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            37,960,646

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members' subscriptions                                 18,412,207
Loan payable                                                        (18,020,000)
Members' withdrawals                                                (33,593,685)
Adviser withdrawals                                                  (2,019,638)
Offering costs                                                           (3,798)
--------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (35,224,914)

Net increase in cash and cash equivalents                             2,735,732
Cash and cash equivalents--beginning of period                        3,154,107
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                            $ 5,889,839
--------------------------------------------------------------------------------

Supplemental cash flows disclosure:
            Interest paid                                           $   170,987
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

1.  ORGANIZATION

    UBS Equity Opportunity Fund II, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on December 1, 2001.

    The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

    The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

    Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

    The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or
    (ii) with the written approval of the Adviser, which may be withheld in their sole and absolute discretion.

2.  SIGNIFICANT ACCOUNTING POLICIES

    A.  PORTFOLIO VALUATION

    Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

    Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

    B.  INCOME RECOGNITION

    Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

    C.  FUND COSTS

    The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

    D.  INCOME TAXES

    No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

    E.  CASH AND CASH EQUIVALENTS

    Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    E.  CASH AND CASH EQUIVALENTS (CONTINUED)

    market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

    F.  REPURCHASE AGREEMENTS

    From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2007 there were no outstanding repurchase agreements.

    G.  USE OF ESTIMATES

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.  RELATED PARTY TRANSACTIONS

    The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 1.25% of the Fund's net assets, excluding the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The Administrator Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the Administrator Fee is paid by UBSFA to its affiliates.

    UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund. The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Administrator Fee which is similarly allocated to all Members' other than the Adviser as described above.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

3.  RELATED PARTY TRANSACTIONS (CONTINUED)

    The Adviser is entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation"), of 5% of the net profits, (defined as net increase in Members Capital derived from Operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2007 to June 30, 2007 and the year ended December 31, 2006 was $2,093,716 and $2,045,949, respectively, and was recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

    Each Director receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2007 to June 30, 2007 were $19,486.

    Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.  ADMINISTRATION AND CUSTODIAN FEES

    PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

    PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund provides for the reimbursement of certain out of pocket expenses of PFPC Inc.

5.  CREDIT FACILITY

    Effective July 1, 2006 the Fund, along with other UBS sponsored funds, entered into a $200,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

5.  CREDIT FACILITY (CONTINUED)

    to the extent of its own borrowing there under. The interest rate on the borrowings is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 31, 2007. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period from January 1, 2007 to June 30, 2007, the Fund's average interest rate paid on borrowings was 6.77% per annum and the average borrowings outstanding were $3,069,508. The Fund had no borrowings outstanding at June 30, 2007. Interest expense for the period from January 1, 2007 to June 30, 2007 was $105,323, all of which was paid during the period. See Subsequent Event for further information.

6.  SECURITIES TRANSACTIONS

    Aggregate purchases and proceeds from sales of Investment Funds for the period from January 1, 2007 to June 30, 2007, amounted to $10,000,000 and $14,202,506, respectively.

    The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1.

7.  INVESTMENTS

    As of June 30, 2007, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2007.

              Investment Objective             Cost                 Fair Value
             ----------------------        -------------          --------------
               Long/Short Equity            $286,549,480           $449,107,187

    The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1 to 2% (per annum) of net assets and performance incentive fees or allocations ranging from 20% to 30% of net profits earned.

8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

    In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

9.  INDEMNIFICATION

    In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

    On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------


11. FINANCIAL HIGHLIGHTS

    The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                    YEARS ENDED DECEMBER 31,
                                   PERIOD FROM
                                    JANUARY 1,
                                   2007 TO JUNE
                                     30, 2006
                                    (UNAUDITED)         2006            2005             2004             2003              2002
                                    ------------     ----------      ----------       ----------        ----------        ---------
 Ratio  of net  investment  loss
 to average net assets***              (1.43)%*        (1.43)%          (1.42)%         (1.43)%           (1.40)%          (1.85)%

 Ratio  of  total   expenses  to
 average   net   assets   before
 incentive fee(a), ***                  1.53%*          1.48%           1.50%             1.46%            1.47%           2.02%

 Ratio  of  total   expenses  to
 average   net   assets    after
 incentive fee(a), ****                 2.47%*          1.98%           1.93%             2.00%            1.95%           2.02%

 Portfolio turnover rate                2.29%          19.27%          16.92%            31.79%           10.25%          21.91%
 Total return  before  incentive
 allocation *****                      10.36%          10.63%           8.59%            11.17%           10.53%          (1.72)%

 Total  return  after  incentive
 allocation **                          9.84%          10.10%           8.16%            10.61%           10.00%          (1.72)%

 Average debt ratio***                  0.63%           0.40%           0.04%             0.01%                -               -
 Net  asset   value  at  end  of
 period                           $455,986,548   $415,970,079    $357,707,278      $295,629,867     $248,929,072    $179,321,390


(a). Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

*      Annualized.

** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted after Incentive Allocation to the Adviser and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

*** The average net assets used in the above ratios are calculated using pre-tender net assets.

**** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members' due to incentive allocation if applicable and timing of capital transactions.

***** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

12. SUBSEQUENT EVENT

    The Fund, along with other UBS sponsored funds, renewed its $200,000,000 unsecured revolving line of credit with Bank of Montreal - Chicago Branch, which is the Illinois branch of the parent to Harris Trust and Savings Bank. The expiration date of such credit agreement is July 31, 2008.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

                                                                                       REALIZED AND
                                                                           % OF         UNREALIZED
                                                                          MEMBERS'   GAIN/(LOSS) FROM
 INVESTMENT FUND:                              COST         FAIR VALUE     CAPITAL       INVESTMENTS      LIQUIDITY        LOCK UP*
------------------------------------------------------------------------------------------------------------------------------------
Abrams Bison Partners, L.P.               $ 19,000,000    $ 27,857,396      6.11%      $  1,705,171       Annually
Alson Signature Fund II, L.P.               15,249,480      24,735,641      5.42          1,672,910       Quarterly             X
Caxton Alpha Equity Fund, L.L.C.             9,000,000      14,091,566      3.09          1,289,927        Monthly
Caxton Equity Growth Fund, L.L.C.            9,000,000      15,687,311      3.44            783,566       Annually
Cobalt Partners, L.P.                       29,000,000      51,754,258     11.36          4,844,901     Semi-Annually           X
Delta Insititutional Fund, L.P.             12,500,000      32,749,111      7.18          4,456,170       Quarterly
Forest Hill Select Fund, L.P.               13,300,000      16,785,276      3.68          1,281,781       Quarterly
JANA Partners Qualified, L.P.               22,000,000      28,772,843      6.31          1,441,105       Quarterly
JANA Piranha Fund, L.P.                      8,000,000      10,413,875      2.28          3,681,558       Quarterly             X
Level Global, L.P.                          20,000,000      25,835,460      5.67          1,723,326       Quarterly             X
North River Partners, L.P.                  16,500,000      23,863,436      5.23            269,699       Quarterly
Raptor Global Fund, L.P.                    15,500,000      31,134,580      6.83          2,199,820       Quarterly
Southpoint Qualified Fund, L.P.             22,000,000      26,750,879      5.87          4,131,896       Annually              X
Spindrift Partners Fund, L.P.               15,000,000      20,716,320      4.54          2,299,486     Semi-Annually
Subprime Credit Strageies Fund II, L.P.      4,000,000       7,904,188      1.73          3,549,920       Quarterly             X
TCS Capital II, L.P.                        19,500,000      38,660,046      8.48          6,206,595       Annually              X
Trian Partners, L.P.                        18,000,000      21,470,851      4.71          2,488,714       Annually              X
Wesley Capital QP, L.P.                     19,000,000      29,924,150      6.56          2,635,060       Quarterly
Redeemed Investment Funds                            -               -         -            351,826
                                          ---------------------------------------------------------
TOTAL                                     $286,549,480    $449,107,187     98.49%      $ 47,013,431
                                          =========================================================

* The Investment Funds provide for periodic redemptions. As of June 30, 2007, the Fund was subject to lock up provisions of up to three years from initial investment.


   The accompanying notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   UBS Equity Opportunity Fund II L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)


Date              August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.